Other receivables, deposits and prepayments	12 Months Ended
Mar. 31, 2025
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Other receivables, deposits and prepayments
12.	Other receivables, deposits and prepayments
	2025	2024
	USD	USD

Other receivables	122,428	3,345
Deposits	144,718	197,575
Prepayments	27,869	33,953

	295,015	234,873

Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Other receivables, deposits and prepayments

4.	OTHER RECEIVABLES

Non-financial Instruments
VAT	716,104	-
Total other receivables	716,104	-

The carrying value of trade and other receivables equals its fair value due to the short-term nature thereof.

CILO CYBIN HOLDINGS LIMITED

Annual financial statements for the year ended 31 March 2025

(Registration number 2022/320351/06)

NOTES TO THE ANNUAL FINANCIAL STATEMENTS